CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities attributable to continuing operations:
Net earnings	$ 283,725	$ 160,796	$ 171,577
Less: earnings (loss) from discontinued operations, net of tax	1,926	(9,051)	(3,992)
Earnings from continuing operations	281,799	169,847	175,569
Adjustments to reconcile earnings from continuing operations to net cash provided by operating activities attributable to continuing operations:
Non-cash compensation expense	53,005	85,625	88,588
Depreciation	58,909	52,481	56,719
Amortization of intangibles	59,843	35,771	22,057
Impairment of long-term investments	5,268	8,685
Excess Tax Benefit from Share-based Compensation	(32,891)	(57,101)	(22,166)
Deferred income taxes	(9,096)	37,076	(35,483)
Equity in losses of unconsolidated affiliates	6,615	25,345	36,300
Acquisition-related contingent consideration fair value adjustments	343	0	0
Gain on sales of long-term investments	(35,856)	(3,326)	(1,974)
Gain on sales of assets	(14,752)	(250)	(1,338)
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	10,421	(30,991)	(58,314)
Other assets	(34,632)	(22,991)	1,287
Accounts payable and other current liabilities	(766)	(14,384)	57,228
Income taxes payable	49,191	47,010	(7,048)
Deferred revenue	(5,841)	1,864	48,950
Other, net	19,401	19,866	12,011
Net cash provided by operating activities attributable to continuing operations	410,961	354,527	372,386
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(40,690)	(411,035)	(278,469)
Capital expenditures	(80,311)	(51,201)	(39,954)
Proceeds from maturities and sales of marketable debt securities	12,502	195,501	584,935
Purchases of marketable debt securities		(53,952)	(203,970)
Proceeds from sales of long-term investments	69,968	14,194	15,214
Purchases of long-term investments	(51,080)	(36,094)	(90,245)
Other, net	9,594	(9,501)	(12,697)
Net cash used in investing activities attributable to continuing operations	(80,017)	(352,088)	(25,186)
Cash flows from financing activities attributable to continuing operations:
Proceeds from issuance of long-term debt	500,000	500,000
Principal payments on long-term debt	(15,844)	0	0
Purchase of treasury stock	(264,214)	(691,830)	(507,765)
Dividends	(79,189)	(68,163)	(10,668)
Issuance of common stock, net of withholding taxes	(5,077)	262,841	132,785
Excess tax benefits from stock-based awards	32,891	57,101	22,166
Purchase of noncontrolling Interests	(67,947)	(4,891)	(3,843)
Funds transferred to escrow for Meetic tender offer	(71,512)	0	0
Debt issuance Costs	(7,399)	(11,001)	0
Other, net	(3,787)	244	(4,908)
Net cash provided by (used in) financing activities attributable to continuing operations	17,922	44,301	(372,233)
Total cash used in continuing operations	348,866	46,740	(25,033)
Total cash used in discontinued operations	(1,877)	(3,472)	(8,417)
Effect of exchange rate changes on cash and cash equivalents	3,478	2,556	(4,496)
Net increase (decrease) in cash and cash equivalents	350,467	45,824	(37,946)
Cash and cash equivalents at beginning of period	749,977	704,153	742,099
Cash and cash equivalents at end of period	$ 1,100,444	$ 749,977	$ 704,153